United States
Securities and Exchange Commission
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-07762

First Eagle Funds
(Exact name of registrant as specified in charter)

1345 Avenue of the Americas
New York, New York 10105-4300
(Address of principal executive offices) (Zip code)

Robert Bruno
First Eagle Funds
1345 Avenue of the Americas
New York, New York 10105-4300
(Name and address of agent for service)

Registrant’s telephone number, including area code: (212) 632-2700

Date of fiscal year end: October 31, 2008

Date of reporting period: January 31, 2008

Item 1. Schedule of Investments. – The schedule of investments for the three-month period ended January 31, 2008, is filed herewith.

First Eagle Global Fund
SCHEDULE OF INVESTMENTS
January 31, 2008
(unaudited)

Number of Shares		Cost (Note 1)	Value (Note 1)

	Common and Preferred Stocks - U.S. (25.72%)

	Consumer Discretionary (2.04%)
4,920,019	McDonald’s Corporation	$126,862,673	$263,467,017
3,528,030	International Speedway Corporation, Class ‘A’ (c)	178,296,774	144,437,548
390,000	Weyco Group, Inc.	1,285,374	11,700,000
185,000	St. John Knits International Inc. (a)	3,180,703	5,758,125

		309,625,524	425,362,690

	Consumer Staples (0.00%)
4,855	Seneca Foods Corporation, Class ‘A’ (a)	73,068	110,451

	Energy (4.22%)
3,850,673	ConocoPhillips Company	191,679,756	309,286,055
3,154,041	Apache Corporation	210,743,103	301,021,673
2,833,980	San Juan Basin Royalty Trust (c)	97,501,579	104,290,464
1,107,340	Murphy Oil Corporation	45,709,775	81,433,784
1,883,846	BJ Services Company	51,505,506	40,973,651
1,042,780	Helmerich & Payne, Inc.	30,576,616	40,897,832

		627,716,335	877,903,459

	Financials (0.64%)
1,210,270	Legg Mason, Inc.	87,423,926	87,139,440
895,750	American Express	39,368,274	44,178,390
86,600	East Texas Financial Services, Inc. (c)	649,500	1,301,165

		127,441,700	132,618,995

	Health Care (1.59%)
5,230,050	Johnson & Johnson	316,048,242	330,852,963

	Holding Companies (3.22%)
4,915	Berkshire Hathaway Inc., Class ‘A’ (a)	414,943,985	668,440,000
2,485	J.G. Boswell Company	573,840	2,398,025

		415,517,825	670,838,025

	Industrials (3.81%)
9,766,701	Cintas Corporation (c)	355,101,536	320,543,127
2,833,620	3M Company	232,573,737	225,697,833
9,778,961	Blount International, Inc. (a)(c)	127,911,050	113,338,158
632,990	Alliant Techsystems Inc. (a)	72,993,370	67,001,992
1,576,258	UniFirst Corporation	37,181,601	64,374,377
4,805	Conbraco Industries, Inc. (a)(c)	1,568,050	1,475,135
365,000	Kaiser Ventures LLC (a)(c)(d)(e)(f)	—	1,047,550

		827,329,344	793,478,172

	Media (1.64%)
14,156,665	Comcast Corporation-Special Class ‘A’ (a)	298,898,125	254,678,403
3,400,450	Getty Images, Inc. (a)(c)	133,280,462	85,011,250
34,924	Mills Music Trust (c)	1,055,337	1,354,178

		433,233,924	341,043,831

	Paper and Forest Products (2.54%)
5,905,362	Rayonier Inc. (c)	132,354,108	249,914,920
5,647,618	Plum Creek Timber Company, Inc.	198,605,478	235,788,052
810,890	Deltic Timber Corporation (c)	40,055,045	43,269,090

		371,014,631	528,972,062

	Precious Metals (1.02%)
7,231,612	Newmont Mining Corporation Holding Company	141,938,366	213,582,678

	Real Estate (0.01%)
201,053	Price Legacy Corporation Pfd., Series ‘A’	2,130,992	2,563,426
192,250	LandCo LLC (a)(d)(e)(f)	669,030	669,030
21,124	Security Capital European Realty (a)(d)(f)	—	—

		2,800,022	3,232,456

	Retail (2.74%)
2,425,870	Costco Wholesale Corporation	90,237,205	164,813,608
3,598,150	The Home Depot Inc.	94,046,983	110,355,261
3,117,736	Barnes & Noble, Inc. (c)	89,114,815	105,847,137
2,408,250	Tiffany & Company	73,591,936	96,089,175
965,115	Wal-Mart Stores, Inc.	42,374,955	49,105,051
2,219,567	Dillard’s Inc., Class ‘A’	40,158,446	44,014,014

		429,524,340	570,224,246

See Notes to Schedule of Investments.

	Technology and Telecommunications (1.48%)
4,792,737	Microsoft Corporation	108,243,282	156,243,226
4,184,090	Maxim Integrated Products, Inc.	115,796,944	82,259,209
2,534,490	Linear Technology Corporation	82,493,960	70,129,338

		306,534,186	308,631,773

	Utilities (0.77%)
4,440,260	IDACORP, Inc. (c)	148,334,642	144,930,086
325,000	CalEnergy Capital Trust 6½% Conv. Pfd.	14,327,813	15,437,500

		162,662,455	160,367,586

	Total Common and Preferred Stocks - U.S.	4,471,459,962	5,357,219,387

	Common and Preferred Stocks - Non-U.S. (45.55%)

	Australia (0.02%)
1,263,983	Spotless Group Limited (8)	2,275,045	4,262,347

	Belgium (0.22%)
2,210,071	Deceuninck (c)(1)	55,268,004	45,128,407

	Brazil (0.56%)
1,242,090	Petroleo Brasileiro SA ADR (3)	35,187,758	115,899,418

	Canada (0.03%)
267,580	Harry Winston Diamond Corporation (9)	7,505,475	6,602,468

	Chile (0.07%)
7,600,803	Quinenco SA (8)	5,676,192	13,791,443

	France (9.95%)
6,914,732	Sodexho Alliance SA (1)	258,358,340	371,727,764
2,650,514	Wendel (c)(7)	192,768,588	263,446,240
3,150,600	Sanofi-Aventis (6)	264,759,560	254,292,700
1,776,590	Air Liquide SA (9)	225,242,824	245,205,924
2,433,370	Neopost SA (c)(8)	233,474,540	245,115,651
2,735,580	Rémy Cointreau SA (2)	97,960,498	163,433,292
2,214,163	Carrefour SA (2)	146,575,286	154,575,591
1,759,229	Essilor International SA (6)	48,772,036	101,131,541
1,431,077	Société BIC SA (8)	81,376,321	88,940,495
657,810	Total SA (3)	44,053,939	47,583,861
323,288	Guyenne et Gascogne SA (2)	42,958,807	46,084,688
52,143	Société Sucrière de Pithiviers-le-Vieil (c)(2)	27,198,161	36,394,432
158,407	Robertet SA (2)	20,913,866	21,171,808
42,252	Robertet SA C.I. (2)	800,508	4,705,975
104,457	Gaumont SA (10)	6,087,824	8,725,718
385,000	Sabeton SA (c)(7)	4,841,233	7,398,371
70,000	NSC Groupe (c)(8)	12,400,388	6,039,698
35,690	Société Foncière Financière et de Participations (7)	3,933,965	4,111,321
54,034	Trigano SA (1)	2,378,386	2,128,852

		1,714,855,070	2,072,213,922

	Germany (1.35%)
1,651,045	Fraport AG (16)	55,850,823	123,697,567
821,380	Hornbach Holding AG Pfd. (14)	57,844,523	87,837,105
1,337,532	Bertelsmann AG D.R.C. (10)	33,414,943	44,542,820
317,211	Hornbach Baumarkt AG (14)	17,233,156	19,220,298
89,094	Pfeiffer Vacuum Technology AG (8)	5,649,179	6,598,252

		169,992,624	281,896,042

	Hong Kong (0.65%)
7,424,650	Guoco Group Limited (7)	67,965,963	87,616,603
23,765,970	Shaw Brothers (Hong Kong) Limited (c)(10)	23,539,887	45,116,963
20,738,780	City e-Solutions Limited (c)(1)	936,898	3,059,170

		92,442,748	135,792,736

	India (0.47%)
3,521,390	Tata Motors Limited (1)	45,008,412	62,553,301
1,001,999	Nestlé India Limited (2)	12,190,035	35,750,052

		57,198,447	98,303,353

	Italy (1.65%)
15,229,615	Italcementi S.p.A. RNC (9)	213,709,072	213,502,023
1,291,611	Italmobiliare S.p.A. RNC (9)	96,844,550	78,047,770
480,283	Italmobiliare S.p.A. (9)	58,790,345	40,498,010
2,045,027	Gewiss S.p.A. (8)	12,535,299	12,140,277

		381,879,266	344,188,080

	Japan (17.03%)
5,335,600	Secom Company, Limited (8)	225,085,303	272,040,451
2,412,300	SMC Corporation (8)	307,163,059	269,996,394

See Notes to Schedule of Investments.

10,249,880	Toho Company, Limited (c)(10)	187,652,953	247,344,522
6,367,770	Shimano Inc. (c)(1)	135,019,019	245,144,197
4,796,200	Ono Pharmaceutical Company, Limited (6)	216,333,433	235,081,352
1,096,120	Keyence Corporation (15)	238,210,318	232,912,635
25,256,050	Sompo Japan Insurance Inc. (4)	279,266,491	227,897,315
10,972,000	Kirin Holdings Company, Limited (2)	145,500,358	175,655,023
3,792,860	Canon Inc. (15)	185,236,500	163,110,787
3,521,900	Astellas Pharma Inc. (6)	149,737,802	152,450,319
3,663,695	Meitec Corporation (c)(8)	109,855,533	105,954,747
14,496,248	Mitsui Sumitomo Insurance Company, Limited (4)	154,023,656	149,726,505
1,335,800	Hirose Electric Company, Limited (15)	156,379,158	135,837,690
23,466,900	Aioi Insurance Company, Limited (4)	88,545,095	114,139,476
5,141,460	Aiful Corporation (4)	88,728,107	104,036,115
11,428,800	PARK24 Company, Limited (c)(8)	116,657,624	94,864,406
4,550,200	THK Company, Limited (8)	89,155,332	90,149,502
5,049,400	MISUMI Group Inc. (c)(8)	85,105,741	81,928,293
8,453,000	NIPPONKOA Insurance Company, Limited (4)	41,599,718	77,386,620
4,696,000	T. Hasegawa Company, Limited (c)(2)	72,741,070	74,915,531
2,066,900	Kose Corporation (2)	64,158,072	50,847,681
2,660,880	Chofu Seisakusho Company, Limited (c)(1)	47,413,884	45,922,042
3,113,500	Circle K Sunkus Company, Limited (2)	54,512,401	45,050,737
1,379,100	Shimachu Company, Limited (14)	32,950,108	37,941,437
2,668,292	Nissin Healthcare Food Service Company, Limited (2)	38,972,304	26,808,192
407,830	Mabuchi Motor Company, Limited (15)	24,369,065	22,631,693
2,060,700	Seikagaku Corporation (6)	21,875,804	21,226,177
1,294,600	Ariake Japan Company, Limited (2)	24,076,199	19,011,778
1,051,300	Aderans Company, Limited (2)	24,356,774	16,781,315
568,464	Cosel Company, Limited (8)	9,581,723	6,794,880
188,760	Shoei Company, Limited (7)	491,308	2,617,826

		3,414,753,912	3,546,205,638

	Malaysia (0.45%)
41,642,765	Genting Berhad (1)	98,136,307	93,955,242

	Mexico (1.19%)
10,693,250	Industrias Peñoles, SAB de C.V. (12)	22,816,662	246,790,089

	Netherlands (0.66%)
2,029,903	Heineken Holding NV (2)	52,040,211	102,854,994
473,438	Koninklijke Grolsch NV (2)	12,444,932	33,902,474

		64,485,143	136,757,468

	Singapore (0.47%)
12,704,120	Fraser & Neave Limited (2)	12,799,700	43,040,497
3,238,180	United Overseas Bank Limited (4)	41,783,813	39,768,727
13,467,250	ComfortDelgro Corporation Limited (16)	3,279,184	14,828,423

		57,862,697	97,637,647

	South Africa (1.21%)
13,448,440	Gold Fields Limited ADR (12)	213,626,143	202,130,053
749,210	Gold Fields Limited (12)	2,173,736	11,214,659
2,876,557	Harmony Gold Mining Company, Limited ADR (a)(12)	35,612,420	29,024,460
1,000,000	Harmony Gold Mining Company, Limited (a)(12)	4,591,642	9,939,960

		256,003,941	252,309,132

	South Korea (4.12%)
679,300	Samsung Electronics Company, Limited Pfd. (15)	149,636,480	309,459,689
1,862,671	KT&G Corporation (2)	87,524,545	159,843,576
6,122,151	SK Telecom Company, Limited ADR (15)	145,961,176	152,013,009
51,900	Lotte Confectionery Company, Limited (2)	21,157,499	82,037,080
3,490,053	Kangwon Land Inc. (1)	67,186,812	80,789,976
39,989	Nam Yang Dairy Products Company, Limited (c)(2)	7,325,466	34,697,522
124,183	SK Holdings Company Limited (3)	15,948,637	18,484,703
1,589,160	Daeduck GDS Company, Limited (c)(15)	14,042,994	12,121,996
1,869,420	Daeduck Electronics Company, Limited (15)	13,292,480	9,377,798

		522,076,089	858,825,349

	Spain (0.08%)
270,556	Corporacion Financiera Alba SA (7)	4,641,050	15,730,047

	Switzerland (4.02%)
3,820,052	Pargesa Holding SA (7)	241,364,420	373,719,900
579,343	Nestlé SA (2)	143,751,026	258,258,116
1,051,616	Kuehne & Nagel International AG (16)	6,044,915	95,116,168
25,500	Lindt & Spruengli AG PC (2)	20,848,380	78,818,182
440	Lindt & Spruengli AG (2)	6,663,792	14,081,218
39,740	Edipresse SA (10)	10,811,874	16,468,168

		429,484,407	836,461,752

	Taiwan (0.33%)
45,464,474	Phoenixtec Power Company, Limited (c)(8)	46,785,849	69,762,660

See Notes to Schedule of Investments.

		Thailand (0.50%)
	26,375,300	Bangkok Bank Public Company Limited NVDR (4)	84,757,791	94,268,829
	448,850	Bangkok Bank Public Company Limited (4)	1,459,292	1,658,631
	577,000	The Oriental Hotel Public Company, Limited (1)	2,636,472	8,878,267

			88,853,555	104,805,727

		United Kingdom (0.42%)
	1,609,143	Anglo American Plc (12)	35,465,322	87,985,160

		Miscellaneous (0.10%)
	1,375,000	Banco Latinoamericano de Exportaciones SA ADR (4)	22,535,552	21,216,250

		Total Common and Preferred Stocks - Non U.S.	7,586,181,115	9,486,520,377

Ounces

		Commodity (5.55%)
	1,249,002	Gold bullion (a)	693,749,790	1,156,113,605

Principal Amount

		Notes, Bonds and Convertible Bonds (6.79%)

		U.S. Treasury Notes (1.89%)
	$78,642,655	U.S. Treasury Inflation Index Note 4¼% due 1/15/2010 (g)(5)	81,181,276	84,872,648
	131,654,638	U.S. Treasury Inflation Index Note 2 3/8% due 4/15/2011 (g)(5)	136,349,165	139,636,333
	34,180,725	U.S. Treasury Inflation Index Note 1 7/8% due 7/15/2013 (g)(5)	35,786,982	36,231,603
	122,320,000	U.S. Treasury Note 5 1/8% due 6/30/2011 (5)	122,402,269	133,080,368

			375,719,692	393,820,952

		U.S. Dollar Notes and Bonds (1.11%)
	3,500,000	Computer Associates International Inc. 6½% due 4/15/2008 (15)	3,468,525	3,508,750
	13,500,000	GATX Corporation 8 7/8% due 6/01/2009 (4)	13,281,133	14,244,606
	4,910,000	American Standard Companies Inc. 8¼% due 6/01/2009 (8)	4,981,512	5,196,052
	12,721,000	Pulte Homes, Inc. 8 1/8% due 3/01/2011 (1)	12,393,953	12,504,323
	30,962,000	Pulte Homes, Inc. 7 7/8% due 8/01/2011 (1)	29,740,085	30,071,842
	5,000,000	Pulte Homes, Inc. 5.2% due 2/15/2015 (1)	4,106,041	4,310,750
	6,900,000	Briggs & Stratton Corporation 8 7/8% due 3/15/2011 (1)	7,093,416	7,348,500
	3,500,000	Toys ‘R’ Us, Inc. 7 5/8% due 8/01/2011 (14)	3,448,121	2,782,500
	28,930,000	Blount International, Inc. 8 7/8% due 8/01/2012 (c)(8)	28,961,425	28,568,375
	21,147,000	Tronox Worldwide LLC 9½% due 12/01/2012 (9)	21,645,399	19,983,915
	12,522,000	Sirius Satellite Radio Inc. 9 5/8% due 8/01/2013 (10)	12,255,233	10,768,920
	2,810,655	Avis Budget Car Rental LLC 7 5/8% due 5/15/2014 (8)	2,754,501	2,599,856
	14,500,000	Level 3 Financing, Inc. 9¼% due 11/01/2014 (15)	14,013,123	12,542,500
	12,554,000	Yankee Acquisition Corporation 8½% due 2/15/2015 (1)	12,448,374	10,796,440
	22,554,000	Yankee Acquisition Corporation 9¾% due 2/15/2017 (1)	21,723,599	18,494,280
	28,622,000	Valassis Communications, Inc 8¼ due 3/01/2015 (10)	26,098,509	23,899,370
	2,000,000	Legrand SA 8½% due 2/15/2025 (8)	1,957,040	2,333,774
	4,200,000	Bausch & Lomb Inc. 7 1/8% due 8/01/2028 (6)	3,558,873	3,654,000
	10,000,000	Christiania Bank Floating Rate Perpetual Notes (4.78375% @ 1/31/2008) (4)	6,905,221	7,550,000
	3,500,000	Den Norske Bank Floating Rate Perpetual Notes (4.74625% @ 1/31/2008) (4)	2,652,190	2,748,683
	3,170,000	Den Norske Bank Floating Rate Perpetual Notes (4.84625% @ 1/31/2008) (4)	2,021,384	2,488,450
	5,500,000	Bergen Bank Floating Rate Perpetual Notes (4.72125% @ 1/31/2008) (4)	3,972,127	4,317,500

			239,479,784	230,713,386

		Non U.S. Dollar Notes and Bonds (3.79%)
EUR	2,959,000	Koninklijke Ahold NV 5 7/8% due 5/09/2008 (14)	3,291,559	4,394,263
SEK	125,000,000	Sweden Government I/L 4.6745% due 12/01/2008 (g)(5)	17,474,942	24,216,401
HKD	199,650,000	Hong Kong Government 3.34% due 12/19/2008 (5)	25,568,179	26,056,475
HKD	83,000,000	Hong Kong Government 3.63% due 12/19/2011 (5)	10,952,097	11,305,166
HKD	675,950,000	Hong Kong Government 2.52% due 3/24/2009 (5)	87,265,874	87,796,680
MYR	165,000,000	Malaysian Government 4.305% due 2/27/2009 (5)	43,580,437	51,507,181
MYR	37,014,000	Malaysian Government 3.756% due 4/28/2011 (5)	9,916,451	11,564,018
EUR	2,500,000	Independent News & Media Plc 5¾% due 5/17/2009 (10)	2,832,909	3,638,372
SGD	52,947,000	Singapore Government 2 3/8% due 10/01/2009 (5)	32,176,151	37,971,011
SGD	154,630,000	Singapore Government 4 5/8% due 7/01/2010 (5)	111,444,510	117,443,930
SGD	30,327,000	Singapore Government 3 5/8% due 7/01/2011 (5)	21,842,220	22,924,477
EUR	13,650,000	Waterford Wedgwood Plc 9 7/8% due 12/01/2010 (b)(1)	15,920,071	11,959,850
GBP	3,000,000	Marks & Spencer Group Plc 6 3/8% due 11/07/2011 (14)	5,170,786	5,934,684
TWD	1,741,500,000	Taiwan Government 2% due 7/20/2012 (5)	52,750,282	53,254,709
EUR	105,726,216	Republic of France O.A.T. I/L 3% due 7/25/2012 (g)(5)	141,298,681	167,378,672
EUR	37,300,000	UPC Holding BV 8 5/8% due 1/15/2014 (b)(10)	44,132,555	52,899,709
EUR	57,200,000	UPC Holding BV 7¾% due 1/15/2014 (b)(10)	66,800,267	78,361,632
EUR	12,000,000	FINEL 9½% due 6/30/2017 (b)(d)(e)(f)(11)	14,474,400	8,910,300
EUR	15,000,000	FINEL 9½% due 10/15/2017 (b)(d)(e)(f)(11)	18,067,500	11,137,875

			724,959,871	788,655,405

		Total Notes, Bonds and Convertible Bonds	1,340,159,347	1,413,189,743

		Short-Term Investments (16.77%)
	$14,000,000	7-Eleven Inc. 3% due 2/05/2008	13,995,333	13,995,333
	10,000,000	7-Eleven Inc. 3.9% due 2/11/2008	9,989,167	9,989,167
	15,800,000	7-Eleven Inc. 3.85% due 2/12/2008	15,781,413	15,781,413

See Notes to Schedule of Investments.

27,300,000	7-Eleven Inc. 3.7% due 2/19/2008	27,249,495	27,249,495
10,000,000	7-Eleven Inc. 3.05% due 2/27/2008	9,977,972	9,977,972
28,085,000	Air Liquide 4.23% due 2/04/2008	28,075,100	28,075,100
10,000,000	AT&T 4.23% due 2/07/2008	9,992,950	9,992,950
30,000,000	BASF Corporation 4.25% due 2/21/2008	29,929,167	29,929,167
23,000,000	BMW US Capital LLC 4.2% due 2/08/2008	22,981,217	22,981,217
26,721,000	BMW US Capital LLC 4.2% due 2/14/2008	26,680,473	26,680,473
25,000,000	BP p.l.c. 4.46% due 2/04/2008	24,990,708	24,990,708
18,500,000	BP p.l.c. 4.46% due 2/05/2008	18,490,832	18,490,832
25,000,000	BP p.l.c. 4.2% due 2/14/2008	24,962,083	24,962,083
29,165,000	Burlington Northern Santa Fe Corporation 4.4% due 2/19/2008	29,100,837	29,100,837
15,905,000	Canadian Wheat Board 4% due 2/22/2008	15,867,888	15,867,888
25,000,000	Caterpillar Financial Services 3.95% due 2/04/2008	24,991,771	24,991,771
23,394,000	Caterpillar Financial Services 3.95% due 2/05/2008	23,383,733	23,383,733
20,000,000	Caterpillar Financial Services 3.06% due 2/14/2008	19,977,900	19,977,900
9,849,000	Cintas Corporation 4.2% due 2/08/2008	9,840,957	9,840,957
31,982,000	The Clorox Company 4.55% due 2/01/2008	31,982,000	31,982,000
25,000,000	The Clorox Company 5.2% due 2/04/2008	24,989,167	24,989,167
25,000,000	The Clorox Company 5.2% due 2/05/2008	24,985,556	24,985,556
21,406,000	The Clorox Company 4.2% due 2/06/2008	21,393,513	21,393,513
14,127,000	The Clorox Company 5.2% due 2/06/2008	14,116,797	14,116,797
20,000,000	The Clorox Company 4.35% due 2/07/2008	19,985,500	19,985,500
15,928,000	The Clorox Company 3.5% due 2/14/2008	15,907,869	15,907,869
13,873,000	The Clorox Company 4.55% due 2/14/2008	13,850,206	13,850,206
15,000,000	The Clorox Company 5.15% due 2/14/2008	14,972,104	14,972,104
30,000,000	The Clorox Company 5.15% due 2/15/2008	29,939,917	29,939,917
16,840,000	The Clorox Company 3.3% due 2/21/2008	16,809,127	16,809,127
19,634,000	The Clorox Company 3.5% due 2/21/2008	19,595,823	19,595,823
20,000,000	Colgate-Palmolive Company 4.12% due 2/01/2008	20,000,000	20,000,000
20,000,000	Colgate-Palmolive Company 4% due 2/11/2008	19,977,778	19,977,778
18,352,000	Diageo Capital Plc 4.4% due 2/14/2008	18,322,841	18,322,841
20,000,000	Diageo Capital Plc 3.3% due 3/03/2008	19,943,167	19,943,167
75,000,000	Diageo Capital Plc 3.25% due 3/06/2008	74,769,792	74,769,792
25,000,000	Diageo Capital Plc 3.25% due 3/27/2008	24,875,868	24,875,868
10,400,000	Estèe Lauder Inc. 3.71% due 2/13/2008	10,387,139	10,387,139
26,200,000	Genentech Inc. 3.25% due 2/08/2008	26,183,443	26,183,443
19,654,000	Hitachi Limited 3.35% due 2/01/2008	19,654,000	19,654,000
10,000,000	Hitachi Limited 4.2% due 2/04/2008	9,996,500	9,996,500
6,000,000	Hitachi Limited 3.3% due 2/22/2008	5,988,450	5,988,450
20,000,000	Hitachi Limited 3.3% due 2/25/2008	19,956,000	19,956,000
15,693,000	Hitachi Limited 3.15% due 2/27/2008	15,657,298	15,657,298
18,235,000	The Home Depot U.S.A. Inc. 3.4% due 2/01/2008	18,235,000	18,235,000
20,000,000	The Home Depot U.S.A. Inc. 3.55% due 2/01/2008	20,000,000	20,000,000
45,000,000	The Home Depot U.S.A. Inc. 3.35% due 2/19/2008	44,924,625	44,924,625
20,000,000	Honeywell International Inc. 4.46% due 2/04/2008	19,992,567	19,992,567
30,000,000	ITT Corporation 5.3% due 2/04/2008	29,986,750	29,986,750
30,000,000	ITT Corporation 5.3% due 2/08/2008	29,969,083	29,969,083
16,375,000	ITT Corporation 5.35% due 2/08/2008	16,357,965	16,357,965
30,000,000	ITT Corporation 5.45% due 2/08/2008	29,968,208	29,968,208
25,000,000	ITT Corporation 3.15% due 2/13/2008	24,973,750	24,973,750
15,000,000	ITT Corporation 4.5% due 2/13/2008	14,977,500	14,977,500
20,000,000	ITT Corporation 3.65% due 2/15/2008	19,971,611	19,971,611
20,000,000	ITT Corporation 4.08% due 2/15/2008	19,968,267	19,968,267
45,000,000	ITT Corporation 4.5% due 2/15/2008	44,921,249	44,921,249
25,000,000	ITT Corporation 5.3% due 2/19/2008	24,933,750	24,933,750
30,000,000	ITT Corporation 3.25% due 3/03/2008	29,916,042	29,916,042
30,000,000	ITT Corporation 4.25% due 3/03/2008	29,890,208	29,890,208
29,000,000	ITT Corporation 4.5% due 3/06/2008	28,876,750	28,876,750
34,957,000	Kraft Foods Inc. 3.5% due 2/01/2008	34,957,000	34,957,000
25,000,000	Kraft Foods Inc. 4.5% due 2/01/2008	25,000,000	25,000,000
22,903,000	Kraft Foods Inc. 3.4% due 2/04/2008	22,896,511	22,896,511
25,000,000	Kraft Foods Inc. 4.6% due 2/06/2008	24,984,028	24,984,028
35,000,000	Kraft Foods Inc. 3.4% due 2/07/2008	34,980,167	34,980,167
25,000,000	Kraft Foods Inc. 4.5% due 2/08/2008	24,978,125	24,978,125
25,000,000	Kraft Foods Inc. 4.75% due 2/08/2008	24,976,910	24,976,910
21,556,000	Kraft Foods Inc. 4% due 2/13/2008	21,527,259	21,527,259
25,645,000	Kraft Foods Inc. 3.15% due 2/14/2008	25,615,829	25,615,829
30,000,000	Kraft Foods Inc. 3.3% due 2/25/2008	29,934,000	29,934,000
49,497,000	Kraft Foods Inc. 3.3% due 3/07/2008	49,338,197	49,338,197
17,603,000	Nestlè Capital Corporation 4.15% due 2/13/2008	17,578,649	17,578,649
20,000,000	Nestlè Capital Corporation 4% due 2/22/2008	19,953,333	19,953,333
9,991,000	Nestlè Capital Corporation 4.19% due 2/22/2008	9,966,580	9,966,580
13,200,000	NetJets Inc. 4% due 2/04/2008	13,195,600	13,195,600
14,100,000	Pearson Holdings Inc. 4.23% due 2/14/2008	14,078,462	14,078,462
28,300,000	PPG Industries 3.6% due 2/05/2008	28,288,680	28,288,680
21,510,000	PPG Industries 3.25% due 2/06/2008	21,500,291	21,500,291
25,000,000	PPG Industries 3.15% due 2/08/2008	24,984,688	24,984,688
10,000,000	PPG Industries 3.15% due 2/11/2008	9,991,250	9,991,250
25,000,000	PPG Industries 3.15% due 2/12/2008	24,975,937	24,975,937

See Notes to Schedule of Investments.

45,000,000	PPG Industries 4.4% due 2/14/2008	44,928,500		44,928,500
13,480,000	PPG Industries 4.4% due 2/15/2008	13,456,934		13,456,934
23,929,000	PPG Industries 4.45% due 2/15/2008	23,887,590		23,887,590
25,000,000	PPG Industries 4.65% due 2/15/2008	24,954,792		24,954,792
11,012,000	Praxair Technology Inc. 3.15% due 2/07/2008	11,006,219		11,006,219
29,300,000	Procter & Gamble Company 4.02% due 2/05/2008	29,286,913		29,286,913
18,400,000	Procter & Gamble Company 4.2% due 2/08/2008	18,384,973		18,384,973
25,000,000	Procter & Gamble Company 3.7% due 2/19/2008	24,953,750		24,953,750
53,000,000	Procter & Gamble Company 3.2% due 2/21/2008	52,905,778		52,905,778
17,500,000	Procter & Gamble Company 3.6% due 2/22/2008	17,463,250		17,463,250
18,279,000	Siemens AG 4.2% due 2/05/2008	18,270,470		18,270,470
25,000,000	Siemens AG 4.2% due 2/06/2008	24,985,417		24,985,417
24,284,000	Siemens AG 4.2% due 2/08/2008	24,264,168		24,264,168
25,000,000	Siemens AG 3.95% due 2/13/2008	24,967,083		24,967,083
25,000,000	Siemens AG 3.67% due 3/06/2008	24,913,347		24,913,347
25,000,000	Siemens AG 3.94% due 3/07/2008	24,904,236		24,904,236
18,866,000	Siemens AG 2.97% due 3/13/2008	18,802,186		18,802,186
13,045,000	Siemens AG 3% due 3/13/2008	13,000,430		13,000,430
33,161,000	Siemens AG 3.6% due 3/31/2008	32,965,350		32,965,350
50,000,000	Telstra Corporation Limited 4.4% due 2/13/2008	49,926,667		49,926,667
25,000,000	Telstra Corporation Limited 4.42% due 2/13/2008	24,963,167		24,963,167
15,000,000	Telstra Corporation Limited 4.45% due 2/13/2008	14,977,750		14,977,750
53,881,000	Telstra Corporation Limited 4.7% due 2/14/2008	53,789,552		53,789,552
20,000,000	Telstra Corporation Limited 4.35% due 2/20/2008	19,954,083		19,954,083
55,000,000	Telstra Corporation Limited 4.37% due 2/20/2008	54,873,148		54,873,148
20,000,000	Telstra Corporation Limited 3.9% due 3/12/2008	19,913,333		19,913,333
15,000,000	Telstra Corporation Limited 3.05% due 4/24/2008	14,894,521		14,894,521
20,145,000	Time Warner Inc. 4.86% due 2/04/2008	20,136,841		20,136,841
25,998,000	Time Warner Inc. 4.65% due 2/08/2008	25,974,493		25,974,493
25,000,000	Time Warner Inc. 4.43% due 2/12/2008	24,966,160		24,966,160
27,513,000	Time Warner Inc. 4.22% due 2/15/2008	27,467,848		27,467,848
32,223,000	Time Warner Inc. 3.35% due 2/22/2008	32,160,031		32,160,031
19,402,000	Unilever N.V. 3.72% due 2/22/2008	19,359,898		19,359,898
22,500,000	Unilever N.V. 3.67% due 2/25/2008	22,444,950		22,444,950
25,000,000	Unilever N.V. 3.7% due 2/25/2008	24,938,333		24,938,333
18,457,000	Unilever N.V. 3.68% due 3/03/2008	18,398,512		18,398,512
25,000,000	Unilever N.V. 3.67% due 3/10/2008	24,903,153		24,903,153
16,500,000	Unilever N.V. 3.67% due 3/14/2008	16,429,353		16,429,353
24,000,000	Unilever N.V. 3.02% due 3/17/2008	23,909,400		23,909,400
30,000,000	Vulcan Materials Company 4.55% due 2/01/2008	30,000,000		30,000,000
15,000,000	Vulcan Materials Company 4.25% due 2/06/2008	14,991,146		14,991,146
25,000,000	Vulcan Materials Company 4.3% due 2/07/2008	24,982,083		24,982,083
25,000,000	Vulcan Materials Company 4.2% due 2/08/2008	24,979,583		24,979,583
26,000,000	Vulcan Materials Company 4.4% due 2/08/2008	25,977,756		25,977,756
26,000,000	Vulcan Materials Company 4.5% due 2/08/2008	25,977,250		25,977,250
22,454,000	Vulcan Materials Company 3.25% due 2/11/2008	22,433,729		22,433,729
25,000,000	Vulcan Materials Company 3.35% due 2/11/2008	24,976,736		24,976,736
25,000,000	Vulcan Materials Company 3.4% due 2/11/2008	24,976,389		24,976,389
27,546,000	Vulcan Materials Company 4.25% due 2/11/2008	27,513,480		27,513,480
5,176,000	Vulcan Materials Company 3.3% due 2/12/2008	5,170,781		5,170,781
25,000,000	Vulcan Materials Company 4.32% due 2/14/2008	24,961,000		24,961,000
20,750,000	Vulcan Materials Company 3.57% due 2/15/2008	20,721,192		20,721,192
16,000,000	Vulcan Materials Company 3.78% due 2/19/2008	15,969,760		15,969,760
30,000,000	Vulcan Materials Company 4.15% due 2/20/2008	29,934,292		29,934,292
15,000,000	Vulcan Materials Company 3.4% due 2/22/2008	14,970,250		14,970,250
24,606,000	The Walt Disney Company 4.55% due 2/04/2008	24,596,670		24,596,670
30,000,000	The Walt Disney Company 4.58% due 2/04/2008	29,988,550		29,988,550
25,000,000	The Walt Disney Company 4.58% due 2/05/2008	24,987,278		24,987,278
19,100,000	The Walt Disney Company 3.76% due 2/06/2008	19,090,026		19,090,026
28,177,000	The Walt Disney Company 4.58% due 2/06/2008	28,159,076		28,159,076
25,000,000	The Walt Disney Company 3.2% due 2/08/2008	24,984,444		24,984,444
25,000,000	Whirlpool Corporation 3.25% due 2/20/2008	24,957,118		24,957,118
32,804,000	Whirlpool Corporation 3.5% due 2/25/2008	32,727,457		32,727,457
37,208,000	Whirlpool Corporation 3.5% due 2/27/2008	37,113,947		37,113,947
13,800,000	Wisconsin Electric Power Company 3.28% due 2/07/2008	13,792,456		13,792,456

	Total Short-Term Investments	3,493,678,700		3,493,678,700

	Total Investments (100.38%)	$17,585,228,914	*	20,906,721,812

	Liabilities in excess of other assets (-0.38%)			(79,873,056)

	Net Assets (100.00%)			$20,826,848,756

See Notes to Scheduled of Investments.

*	At January 31, 2008 cost is substantially identical for both book and federal income tax purposes.

Foreign Currency Exchange Contracts

Sales

Settlement Dates Through	Foreign Currency To Be Delivered		U.S. $ To Be Received	U.S. $ Value at January 31, 2008	Unrealized Appreciation at January 31, 2008	Unrealized Depreciation at January 31, 2008

4/09/08	140,899,000	Swiss franc	$120,870,722	$130,371,381	—	$(9,500,659)
4/16/08	49,719,000	pound sterling	97,721,203	98,479,865	—	(758,662)
6/11/08	958,028,000	euro	1,410,819,418	1,418,470,627	—	(7,651,209)
6/11/08	127,208,000	euro	187,709,523	188,346,073	—	(636,550)

			$1,817,120,866	$1,835,667,946	—	$(18,547,080)

Foreign Currencies

EUR - euro
GBP - pound sterling
HKD - Hong Kong dollar
MYR - Malaysian ringgit
SEK - Swedish krona
SGD - Singapore dollar
TWD - Taiwan dollar

Sector/Industry Classifications	Percent of Net Assets

(1) Consumer Discretionary	7.10%
(2) Consumer Staples	8.06%
(3) Energy	5.09%
(4) Financials	4.78%
(5) Government Issues	4.83%
(6) Health Care	5.28%
(7) Holding Companies	6.84%
(8) Industrials	10.57%
(9) Materials	2.90%
(10) Media	4.19%
(11) Paper and Forest Products	2.64%
(12) Precious Metals	9.39%
(13) Real Estate	0.01%
(14) Retail	3.50%
(15) Technology and Telecommunications	6.54%
(16) Transportation	1.12%
(17) Utilities	0.77%

(a)	Non-income producing security/commodity.

(b)

All or a portion of the security is exempt from registration under the Securities Act of 1933. Rule 144A securities may only be sold to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.

(c)

Affiliate as defined by the Investment Company Act of 1940. An affiliate is defined as a company in which the Fund directly or indirectly owns, controls, or holds power to vote 5% or more of the outstanding voting securities. Following is a summary of transactions with each such affiliate for the three months ended January 31, 2008.

	Purchases		Sales
					Realized	Dividend
Affiliate	Shares	Cost	Shares	Cost	Gain	Income

Barnes & Noble, Inc.	1,770,586	$58,948,451	—	—	—	$258,981
Blount International, Inc.	967,810	11,606,321	—	—	—	—
Chofu Seisakusho Company, Limited	808,480	12,430,673	—	—	—	254,241
Cintas Corporation	2,416,170	79,438,870	—	—	—	—
City e-Solutions Limited	—	—	—	—	—	—
Conbraco Industries, Inc.	—	—	—	—	—	—
Daeduck GDS Company, Limited	—	—	—	—	—	—
Deceuninck	275,696	6,662,060	—	—	—	—
Deltic Timber Corporation	421,260	21,051,637	—	—	—	29,222
East Texas Financial Services, Inc.	—	—	28,150	$213,188	$218,894	5,653
Getty Images, Inc.	—	—	—	—	—	—
IDACORP, Inc.	1,864,980	64,351,045	—	—	—	772,584
International Speedway Corporation, Class ‘A’	—	—	—	—	—	—
Kaiser Ventures LLC	—	—	—	—	—	—
Meitec Corporation	—	—	—	—	—	—
Mills Music Trust	—	—	—	—	—	15,304
MISUMI Group Inc.	1,658,700	26,938,545	—	—	—	—
Nam Yang Dairy Products Company, Limited	—	—	7,403	1,807,636	5,335,322	—
Neopost SA	1,734,918	180,500,329	—	—	—	—
NSC Groupe	—	—	—	—	—	—
PARK 24 Company, Limited	—	—	—	—	—	—
Phoenixtec Power Company, Limited	—	—	—	—	—	—
Rayonier Inc.	—	—	—	—	—	2,952,681
Sabeton SA	—	—	—	—	—	—
San Juan Basin Royalty Trust	1,046,342	36,628,758	—	—	—	1,507,917
Shaw Brothers (Hong Kong) Limited	327,000	625,590	—	—	—	151,449
Shimano Inc.	1,416,200	51,063,209	—	—	—	1,021,596
Société Sucrière de Pithiviers-le-Vieil	—	—	—	—	—	—
T. Hasegawa Company, Limited	864,300	13,605,691	—	—	—	—
Toho Company, Limited	2,212,800	48,172,885	—	—	—	—
Wendel	1,185,315	159,717,393	—	—	—	—

Total					$5,554,216	$6,969,628

(d)	Security for which there is less than three market makers.

(e)

Represents interest in a restricted security which has not been registered with the Securities and Exchange Commission under the Securities Act of 1933. Information concerning each restricted security holding on January 31, 2008 is shown below.

Security	Acquisition Date	Cost	Carrying Value Per Share/Principal

Kaiser Ventures LLC	6/24/1993	—	$2.87
FINEL 9½% due 6/30/2017	6/22/2005	$14,474,400	0.74
FINEL 9½% due 10/15/2017	10/11/2005	18,067,500	0.74
LandCo LLC	9/06/2006	669,030	3.48

(f)	Securities valued in accordance with fair value procedures under the supervision of the Board of Trustees, representing 0.10% of net assets.

(g)	Inflation protected security.

See Notes to Schedule of Investments.

First Eagle Overseas Fund
SCHEDULE OF INVESTMENTS
January 31, 2008
(unaudited)

Number of Shares		Cost (Note 1)	Value (Note 1)

	Common and Preferred Stocks (78.83%)

	Australia and New Zealand (0.47%)
11,467,641	Spotless Group Limited (c)(8)	$34,699,183	$38,670,663
5,750,000	Tasman Farms (a)(c)(2)	1,054,354	3,896,413

		35,753,537	42,567,076

	Belgium (0.45%)
2,027,619	Deceuninck (c)(1)	47,275,994	41,402,839

	Brazil (1.47%)
1,436,872	Petroleo Brasiliero SA ADR (3)	33,865,845	134,074,526

	Canada (0.90%)
905,890	EnCana Corporation (3)	18,012,558	59,978,977
525,720	Harry Winston Diamond Corporation (9)	10,955,057	12,972,005
583,062	Calfrac Well Services Limited (3)	9,961,243	8,143,860
69,050	Franco-Nevada Corporation (a)(9)	1,345,626	1,307,961

		40,274,484	82,402,803

	Chile (0.48%)
24,062,197	Quinenco SA (8)	16,182,017	43,660,179

	Commonwealth of Independent States (0.00%)
100,000	First NIS Regional Fund SICAV (a)(b)(f)(7)	1,000,000	50,000
9,000	Baltic Republic Fund (a)(d)(7)	185,750	6,750

		1,185,750	56,750

	France (14.01%)
3,758,044	Sodexho Alliance SA (1)	111,683,443	202,027,973
1,707,663	Sanofi-Aventis (6)	142,020,222	137,829,694
801,380	Air Liquide SA (9)	100,737,404	110,606,906
1,028,510	Wendel (7)	44,759,990	102,228,131
991,140	Neopost SA (8)	63,873,559	99,838,465
1,477,554	Rémy Cointreau SA (2)	43,919,771	88,274,338
1,202,898	Carrefour SA (2)	69,676,803	83,976,956
529,759	Laurent-Perrier (c)(2)	17,329,646	83,848,469
1,105,630	Société BIC SA (8)	56,974,139	68,714,178
613,300	Total SA (3)	41,767,710	44,364,151
735,683	Essilor International SA (6)	14,575,627	42,291,683
344,440	Société Foncière Financière et de Participations (7)	22,591,007	39,677,879
227,140	Robertet SA (c)(2)	19,306,879	30,358,283
51,500	Robertet SA C.I. (2)	2,151,628	5,736,006
342,870	Gaumont SA (10)	19,785,856	28,641,324
540,680	Zodiac SA (8)	29,615,032	27,372,117
38,750	Société Sucrière de Pithiviers-le Vieil (c)(2)	15,309,438	27,046,473
120,246	Guyenne et Gascogne SA (2)	20,523,158	17,141,061
434,113	Trigano SA (1)	19,977,236	17,103,347
300,000	Frégate SAS 2% Conv. Pfd. due 3/31/2013 (a)(d)(e)(f)(7)	3,620,400	8,340,616
3,593,581	FINEL (b)(c)(d)(e)(f)(h)(11)	9,152,131	5,283,281
26,499	NSC Groupe (8)	4,385,060	2,286,371
100,000	Sabeton SA (7)	1,463,142	1,921,655
1,000	Société Vermandoise de Sucreries (2)	854,846	1,704,837

		876,054,127	1,276,614,194

	Germany (3.11%)
915,140	Pfeiffer Vacuum Technology AG (c)(8)	39,449,539	67,774,759
844,655	Fraport AG (16)	31,987,139	63,282,205
581,442	Hornbach Holding AG Pfd. (14)	39,598,447	62,178,507
1,358,769	Bertelsmann AG D.R.C. (10)	30,601,684	45,250,060
195,535	Axel Springer AG (10)	9,333,359	23,497,489
1,644,040	Singulus Technologies (a)(8)	20,586,775	21,069,986

		171,556,943	283,053,006

	Hong Kong (1.70%)
6,776,030	Guoco Group Limited (7)	49,652,331	79,962,386
17,482,440	Shaw Brothers (Hong Kong) Limited (10)	15,754,118	33,188,403
7,000,000	Hopewell Holdings Limited (13)	7,763,618	30,303,613
10,000,000	SmarTone Telecommunications Holdings Limited (15)	11,260,665	9,620,195
10,851,720	City e-Solutions Limited (1)	323,358	1,600,733

		84,754,090	154,675,330

See Notes to Schedule of Investments.

	India (0.48%)
1,492,090	Tata Motors Limited (1)	17,990,267	26,505,203
482,001	Nestlé India Limited (2)	6,511,864	17,197,184

		24,502,131	43,702,387

	Italy (2.43%)
7,315,306	Italcementi S.p.A. RNC (9)	87,341,485	102,552,338
1,126,696	Italmobiliare S.p.A. RNC (9)	45,280,095	68,082,504
143,735	Italmobiliare S.p.A. (9)	17,354,841	12,119,899
6,486,195	Gewiss S.p.A. (c)(8)	26,275,520	38,505,215

		176,251,941	221,259,956

	Japan (27.15%)
5,654,500	Shimano Inc. (c)(1)	104,329,498	217,684,977
16,498,450	Sompo Japan Insurance Inc. (4)	187,325,346	148,873,338
2,717,900	Secom Company, Limited (8)	114,814,839	138,574,620
2,528,100	Ono Pharmaceutical Company, Limited (6)	104,432,562	123,912,507
1,100,600	SMC Corporation (8)	143,305,631	123,184,526
564,600	Keyence Corporation (15)	122,592,037	119,970,873
4,569,010	Toho Company, Limited (10)	70,977,622	110,256,861
996,680	Hirose Electric Company, Limited (15)	119,146,885	101,352,530
2,273,020	Astellas Pharma Inc. (6)	96,480,690	98,390,819
1,712,270	Canon Inc. (15)	83,350,232	73,635,649
6,700,600	Mitsui Sumitomo Insurance Company, Limited (4)	53,712,585	69,208,075
2,387,767	Meitec Corporation (c)(8)	73,219,254	69,054,670
7,500,930	NIPPONKOA Insurance Company, Limited (4)	33,069,082	68,670,486
11,501,000	Okumura Corporation (c)(8)	60,274,926	63,390,488
13,002,200	Aioi Insurance Company, Limited (4)	41,005,681	63,240,747
3,480,100	MISUMI Group Inc. (8)	59,196,881	56,465,848
2,172,800	Kose Corporation (2)	64,343,102	53,452,920
3,159,791	T. Hasegawa Company, Limited (c)(2)	42,379,502	50,408,309
2,371,880	AIFUL Corporation (4)	40,753,039	47,994,379
2,310,550	Nitto Kohki Company, Limited (c)(8)	39,227,926	46,644,906
8,571,200	Nissay Dowa General Insurance Company (4)	43,415,593	45,230,182
5,453,000	Kansai Paint Company, Limited (9)	41,956,987	35,841,315
395,400	FANUC Limited (8)	36,946,063	34,824,901
1,628,000	Fuji Seal International, Inc. (c)(9)	39,635,326	31,184,225
1,771,700	Chofu Seisakusho Company, Limited (1)	28,324,106	30,576,381
3,341,200	Japan Wool Textile Company, Limited (1)	24,718,163	28,047,256
936,347	Mandom Corporation (2)	15,567,941	27,694,770
2,718,200	OSG Corporation (8)	32,840,404	27,284,092
1,760,700	Ariake Japan Company, Limited (c)(2)	38,204,234	25,856,665
2,068,330	Maezawa Kasei Industries Company, Limited (c)(8)	31,939,631	25,188,958
1,716,770	Circle K Sunkus Company, Limited (2)	30,450,607	24,840,775
2,376,980	Daiichikosho Company, Limited (10)	25,716,873	22,542,252
2,181,200	Seikagaku Corporation (6)	17,605,118	22,467,384
1,868,020	Cosel Company, Limited (8)	31,089,938	22,328,540
807,000	Shimachu Company, Limited (14)	16,965,249	22,201,972
1,058,246	Matsumoto Yushi-Seiyaku Company, Limited (c)(9)	25,950,562	21,661,749
853,360	Icom Inc. (c)(15)	22,353,412	20,552,755
1,897,056	Nissin Healthcare Food Service Company, Limited (2)	32,039,654	19,059,624
303,200	Mabuchi Motor Company, Limited (15)	18,025,224	16,825,465
100,000	ASAHI Broadcasting Corporation (10)	6,141,481	15,061,033
2,681,675	The Tokushima Bank, Limited (4)	18,101,280	14,679,967
1,547,100	PARK24 Company, Limited (8)	13,768,972	12,841,656
798,380	Chudenko Corporation (8)	12,166,734	12,406,750
476,816	SK Kaken Company, Limited (8)	8,641,184	12,267,379
985,500	Yomeishu Seizo Company, Limited (2)	8,201,966	9,688,437
594,300	Aderans Company, Limited (2)	11,805,545	9,486,479
1,194,135	Shingakukai Company, Limited (c)(1)	8,996,498	7,602,099
1,095,190	Sansei Yusoki Company, Limited (c)(8)	9,493,928	6,468,305
266,132	Nagaileben Company, Limited (6)	5,314,704	4,662,933
312,785	Shoei Company, Limited (7)	1,376,325	4,337,873
175,600	As One Corporation (6)	4,732,542	3,841,765
423,700	Tachi-S Company, Limited (1)	3,263,755	3,234,442
325,000	Sonton Food Industry Company, Limited (2)	3,298,777	2,593,897
37,100	Tachihi Enterprise Company, Limited (13)	1,374,762	2,473,333
122,100	Milbon Company, Limited (2)	3,584,409	2,241,366
120,600	Doshisha Corporation, Limited (1)	2,390,102	1,816,361

		2,330,335,369	2,474,280,864

	Malaysia (0.66%)
26,733,270	Genting Berhad (1)	60,815,588	60,316,140

See Notes to Schedule of Investments.

	Mexico (2.05%)
6,341,500	Industrias Peñoles SAB de C.V. (12)	6,538,260	146,355,818
8,754,240	Grupo Modelo SA de C.V. (2)	31,895,931	40,474,186

		38,434,191	186,830,004

	Netherlands (1.90%)
1,000,000	Koninklijke Grolsch NV (c)(2)	23,826,083	71,609,111
496,018	Hal Trust NV (7)	13,919,475	52,505,670
959,869	Heineken Holding NV (2)	22,491,242	48,636,472

		60,236,800	172,751,253

	Singapore (2.39%)
16,927,680	Haw Par Corporation Limited (c)(8)	46,534,161	72,284,348
3,132,020	United Overseas Bank Limited (4)	40,462,665	38,464,955
9,974,000	Fraser & Neave Limited (2)	10,285,189	33,791,078
16,750,000	Singapore Airport Terminal Services Limited (16)	20,204,311	28,373,800
10,000,000	United Overseas Land Limited (7)	12,162,423	25,479,955
17,549,625	ComfortDelgro Corporation Limited (16)	6,946,456	19,323,415

		136,595,205	217,717,551

	South Africa (1.21%)
6,294,170	Gold Fields Limited ADR (12)	93,879,639	94,601,375
1,591,010	Harmony Gold Mining Company, Limited ADR (a)(12)	17,567,971	16,053,291

		111,447,610	110,654,666

	South Korea (6.79%)
414,774	Samsung Electronics Company, Limited Pfd. (15)	72,531,622	188,953,088
1,077,369	KT&G Corporation (2)	47,344,293	92,453,532
3,498,594	SK Telecom Company, Limited ADR (15)	80,191,407	86,870,089
33,070	Lotte Confectionery Company, Limited (2)	10,159,503	52,272,953
2,110,930	Kangwon Land Inc. (1)	40,812,240	48,865,156
120,620	Nong Shim Company, Limited (2)	31,736,226	24,471,586
39,708	Nong Shim Holding Company, Limited (2)	3,625,272	3,113,033
939,030	Fursys Inc. (c)(8)	11,308,973	22,085,460
22,950	Nam Yang Dairy Products Company, Limited (2)	4,912,653	19,913,179
28,850	Nam Yang Dairy Products Company, Limited Pfd. (2)	479,094	8,313,593
494,900	Hankuk Paper Manufacturing Company, Limited (c)(11)	17,020,271	18,219,912
117,880	Pacific Corporation (2)	18,010,606	15,860,536
1,182,040	Dong Ah Tire & Rubber Company, Limited (1)	5,161,359	10,606,927
71,177	SK Holdings Company, Limited (3)	9,160,124	10,594,733
1,042,250	Daeduck GDS Company, Limited (c)(15)	8,149,986	7,950,207
1,087,440	Daeduck Electronics Company, Limited (15)	7,707,302	5,455,057
290,204	Sam-A Pharmaceutical Company, Limited (6)	2,323,904	2,019,960
23,136	Daekyo Company, Limited Pfd. (1)	905,979	1,188,787

		371,540,814	619,207,788

	Spain (0.16%)
254,170	Corporacion Financiera Alba SA (7)	4,698,861	14,777,369

	Switzerland (5.77%)
2,300,398	Pargesa Holding SA (7)	128,181,891	225,050,473
425,045	Nestlé SA (2)	100,418,606	189,475,528
576,506	Kuehne & Nagel International AG (16)	3,461,268	52,143,598
992	Lindt & Spruengli AG (2)	6,439,975	31,746,747
35,000	Edipresse SA (10)	11,616,314	14,503,922
7,000	Hilti AG (d)(e)(f)(8)	4,485,845	12,598,062

		254,603,899	525,518,330

	Taiwan (1.10%)
24,970,522	Phoenixtec Power Company, Limited (c)(8)	25,716,769	38,315,852
18,842,980	Taiwan Secom Company, Limited (8)	30,321,751	29,880,198
28,936,495	Compal Electronics Inc. (15)	31,238,207	24,427,525
8,492,607	Taiwan-Sogo Shinkong Security Company, Limited (8)	7,934,041	7,670,980

		95,210,768	100,294,555

	Thailand (1.74%)
592,872,785	Thai Beverage Public Company Limited (2)	102,744,140	100,430,173
14,789,489	Bangkok Bank Public Company Limited NVDR (4)	47,460,044	52,859,600
496,220	Bangkok Bank Public Company Limited (4)	1,613,300	1,833,677
250,000	The Oriental Hotel Public Company, Limited (1)	1,152,072	3,846,736

		152,969,556	158,970,186

	United Kingdom (1.19%)
2,986,700	Spirax-Sarco Engineering Plc (8)	20,282,387	53,357,046
892,218	Anglo American Plc (12)	18,748,394	48,784,939
1,996,956	JZ Equity Partners, Plc (4)	3,519,222	4,844,070
656,219	Chrysalis Group Plc (a)(10)	3,646,833	1,441,761

		46,196,836	108,427,816

See Notes to Schedule of Investments.

		United States (1.03%)
	1,597,613	Newmont Mining Corporation Holding Company (12)	51,732,028	86,814,290
	34,500	Third Avenue Global Value Fund L.P. (a)(b)(d) (7)	3,450,000	7,212,726
	14,083	Security Capital European Realty (a)(d)(f)(13)	–	–

			55,182,028	94,027,016

		Miscellaneous (0.19%)
	1,094,523	Banco Latinoamericano de Exportaciones SA ADR (4)	13,960,676	16,888,490

		Total Common and Preferred Stocks	5,239,885,060	7,184,131,074

Ounces

		Commodity (6.63%)
	652,751	Gold bullion (a)	343,206,873	604,205,506

Principal Amount

		Notes, Bonds and Convertible Bonds (6.40%)
		U.S. Dollar Notes and Bonds (0.47%)
	$1,000,000	YPF Sociedad Anonima SA 9 1/8% due 2/24/2009 (3)	933,104	1,035,000
	5,000,000	Catalyst Paper Corporation 8 5/8% due 6/15/2011 (11)	4,403,301	4,250,000
	47,142,000	Catalyst Paper Corporation 7 3/8% due 3/01/2014 (11)	38,372,970	35,238,645
	2,000,000	Legrand SA 8½% due 2/15/2025 (8)	2,062,173	2,333,774

			45,771,548	42,857,419

		Non U.S. Dollar Notes and Bonds (5.89%)
EUR	9,766,000	Koninklijke Ahold NV 5 7/8% due 5/09/2008 (14)	10,832,455	14,502,999
SEK	55,000,000	Sweden Government I/L 4.6745% due 12/01/2008 (g)(5)	7,560,412	10,655,217
HKD	164,250,000	Hong Kong Government 3.34% due 12/19/2008 (5)	21,034,681	21,436,394
HKD	351,150,000	Hong Kong Government 2.52% due 3/24/2009 (5)	45,295,510	45,609,593
MYR	50,260,000	Malaysian Government 4.305% due 2/27/2009 (5)	13,271,234	15,689,400
MYR	56,664,000	Malaysian Government 3.756% due 4/28/2011 (5)	15,180,895	17,703,126
EUR	5,500,000	Independent News & Media Plc 5¾% due 5/17/2009 (10)	6,188,245	8,004,420
EUR	13,803,002	Republic of France O.A.T. I/L 3% due 7/25/2009 (g)(5)	13,510,188	20,949,743
EUR	102,363,461	Republic of France O.A.T. I/L 3% due 7/25/2012 (g)(5)	135,628,201	162,054,983
SGD	56,842,000	Singapore Government 2 3/8% due 10/01/2009 (5)	34,527,409	40,764,316
SGD	53,282,000	Singapore Government 4 5/8% due 7/01/2010 (5)	38,727,060	40,468,521
SGD	15,010,000	Singapore Government 3 5/8% due 7/01/2011 (5)	10,810,575	11,346,206
EUR	22,300,000	Waterford Wedgwood Plc 9 7/8% due 12/01/2010 (b)(1)	27,525,048	19,538,803
GBP	1,000,000	Marks & Spencer 6 3/8% due 11/07/2011 (1)	1,718,903	1,978,228
TWD	538,700,000	Taiwan Government 2% due 7/20/2012 (5)	16,360,800	16,473,334
EUR	33,100,000	UPC Holding BV 7¾% due 1/15/2014 (b)(10)	38,641,507	45,345,631
EUR	21,600,000	UPC Holding BV 8 5/8% due 1/15/2014 (b)(10)	25,580,114	30,633,612
EUR	8,000,000	FINEL 9½% due 6/30/2017 (b)(d)(e)(f)(11)	9,649,600	5,940,200
EUR	10,000,000	FINEL 9½% due 10/15/2017 (b)(d)(e)(f)(11)	12,045,000	7,425,250

			484,087,837	536,519,976

		Non U.S. Dollar Convertible Bond (0.04%)
EUR	243,500	Havas SA 4% due 1/01/2009 (10)	1,986,854	3,848,901

		Total Notes, Bonds and Convertible Bonds	531,846,239	583,226,296

		Short-Term Investments (7.65%)
	$16,246,000	Air Liquide 4.23% due 2/04/2008	16,240,273	16,240,273
	10,037,000	Air Liquide 4.21% due 2/08/2008	10,028,784	10,028,784
	25,000,000	BP p.l.c. 4.46% due 2/04/2008	24,990,708	24,990,708
	29,165,000	Burlington Northern Santa Fe Corporation 4.4% due 2/19/2008	29,100,837	29,100,837
	25,367,000	Canadian Wheat Board 4% due 2/22/2008	25,307,810	25,307,810
	18,638,000	Caterpillar Financial Services 3.95% due 2/05/2008	18,629,820	18,629,820
	20,925,000	The Clorox Company 4.45% due 2/05/2008	20,914,654	20,914,654
	20,000,000	Colgate-Palmolive Company 4% due 2/11/2008	19,977,778	19,977,778
	20,346,000	Hitachi Limited 3.35% due 2/01/2008	20,346,000	20,346,000
	18,234,000	The Home Depot U.S.A. Inc. 3.4% due 2/01/2008	18,234,000	18,234,000
	25,000,000	The Home Depot U.S.A. Inc. 3.35% due 2/19/2008	24,958,125	24,958,125
	16,375,000	ITT Corporation 5.35% due 2/08/2008	16,357,965	16,357,965
	30,000,000	ITT Corporation 5.45% due 2/08/2008	29,968,208	29,968,208
	15,000,000	ITT Corporation 4.5% due 2/13/2008	14,977,500	14,977,500
	10,043,000	Kraft Foods Inc. 3.5% due 2/01/2008	10,043,000	10,043,000
	11,509,000	Kraft Foods Inc. 4.5% due 2/01/2008	11,509,000	11,509,000
	19,311,000	Kraft Foods Inc. 3.4% due 2/04/2008	19,305,529	19,305,529
	23,444,000	Kraft Foods Inc. 4% due 2/13/2008	23,412,741	23,412,741
	20,000,000	Kraft Foods Inc. 3.3% due 2/25/2008	19,956,000	19,956,000
	25,000,000	Procter and Gamble Company 3.7% due 2/19/2008	24,953,750	24,953,750
	7,000,000	Procter and Gamble Company 3.2% due 2/21/2008	6,987,556	6,987,556

See Notes to Schedule of Investments.

17,500,000	Procter and Gamble Company 3.6% due 2/22/2008	17,463,250		17,463,250
21,721,000	Siemens AG 4.2% due 2/05/2008	21,710,864		21,710,864
11,289,000	Siemens AG 2.97% due 3/13/2008	11,250,815		11,250,815
30,000,000	Telstra Corporation Limited 4.4% due 2/13/2008	29,956,000		29,956,000
7,300,000	Telstra Corporation Limited 4.45% due 2/14/2008	7,288,269		7,288,269
16,119,000	Telstra Corporation Limited 4.7% due 2/14/2008	16,091,642		16,091,642
15,000,000	Telstra Corporation Limited 3.05% due 4/24/2008	14,894,521		14,894,521
14,002,000	Time Warner Inc. 4.65% due 2/08/2008	13,989,340		13,989,340
23,000,000	Time Warner Inc. 4.57% due 2/11/2008	22,970,803		22,970,803
22,487,000	Time Warner Inc. 4.22% due 2/15/2008	22,450,096		22,450,096
17,777,000	Time Warner Inc. 3.35% due 2/22/2008	17,742,261		17,742,261
22,500,000	Unilever Capital Corporation 3.67% due 2/25/2008	22,444,950		22,444,950
31,543,000	Unilever Capital Corporation 3.68% due 3/03/2008	31,443,044		31,443,044
16,000,000	Vulcan Materials Company 3.78% due 2/19/2008	15,969,760		15,969,760
25,394,000	Walt Disney Company 4.55% due 2/04/2008	25,384,371		25,384,371

	Total Short-Term Investments	697,250,024		697,250,024

	Total Investments (99.51%)	$6,812,188,196	*	9,068,812,900

	Other assets in excess of liabilities (0.49%)			44,393,382

	Net Assets (100.00%)			$9,113,206,282

*	At January 31, 2008 cost is substantially identical for both book and federal income tax purposes.

Foreign Currency Exchange Contracts

Sales

Settlement Dates Through	Foreign Currency To Be Delivered		U.S. $ To Be Received	U.S. $ Value at January 31, 2008	Unrealized Appreciation at January 31, 2008	Unrealized Depreciation at January 31, 2008

4/09/08	92,023,000	Swiss franc	$78,942,267	$85,147,273	—	$(6,205,006)
4/16/08	55,091,000	pound sterling	108,279,707	109,120,341	—	(840,634)
6/11/08	740,103,000	euro	1,089,894,821	1,095,807,603	—	(5,912,782)
6/11/08	36,548,000	euro	53,950,634	54,113,517	—	(162,883)

			$1,331,067,429	$1,344,188,734	—	$(13,121,305)

Foreign Currencies

EUR -	euro
GBP -	pound sterling
HKD -	Hong Kong dollar
MYR -	Malaysian ringgit
SEK -	Swedish krona
SGD -	Singapore dollar
TWD-	Taiwan dollar

Sector/Industry Classifications	Percent of Net Assets

(1) Consumer Discretionary	7.95%
(2) Consumer Staples	14.46%
(3) Energy	2.83%
(4) Financials	6.29%
(5) Government Issues	4.43%
(6) Health Care	4.78%
(7) Holding Companies	6.16%
(8) Industrials	14.21%
(9) Materials	4.35%
(10) Media	4.19%
(11) Paper and Forest Products	0.84%
(12) Precious Metals	10.94%
(13) Real Estate	0.36%
(14) Retail	1.09%
(15) Technology and Telecommunications	7.19%
(16) Transportation	1.79%

(a)	Non-income producing security/commodity.

(b)

All or a portion of this security is exempt from registration under the Securities Act of 1933. Rule 144A securities may only be sold to qualified institutional buyers under the Securities Act of 1933.

(c)

Affiliate as defined by the Investment Company Act of 1940. An affiliate is defined as a company in which the Fund directly or indirectly owns, controls, or holds power to vote 5% or more of the outstanding voting securities. Following is a summary of transactions with each such affiliate for the three months ended January 31, 2008.

	Purchases		Sales
					Realized	Dividend
Affiliate	Shares	Cost	Shares	Cost	Gain/(Loss)	Income

Ariake Japan Company, Limited	—	—	—	—	—	—
Daeduck GDS Company, Limited	—	—	—	—	—	—
Deceuninck	—	—	—	—	—	—
FINEL	—	—	—	—	—	—
Fuji Seal International, Inc.	81,700	$1,668,513	—	—	—	—
Fursys Inc.	—	—	—	—	—	—
Gewiss S.p.A.	657,477	4,346,349	—	—	—	—
Hankuk Paper Manufacturing Company, Limited	—	—	—	—	—	—
Haw Par Corporation Limited	853,030	3,888,342	—	—	—	—
Icom Incorporated	—	—	—	—	—	—
Koninklijke Grolsch NV	—	—	—	—	—	—
Laurent-Perrier	—	—	11,859	$541,474	$1,698,676	—
Maezawa Kasei Industries Company, Limited	38,000	517,168	—	—	—	—
Matsumoto Yushi-Seiyaku Company, Limited	450,000	11,183,186	—	—	—	—
Meitec Corporation	—	—	—	—	—	—
Nitto Kohki Company, Limited	48,700	969,741	10,000	226,271	(13,610)	—
Okumura Corporation	1,041,000	5,580,240	—	—	—	—
Pfeiffer Vacuum Technology AG	—	—	—	—	—	—
Phoenixtec Power Company, Limited	—	—	—	—	—	—
Robertet SA	—	—	—	—	—	—
Sansei Yusoki Company, Limited	59,900	346,630	—	—	—	—
Shimano Inc.	256,000	9,144,700	—	—	—	$924,421
Shingakukai Company, Limited	168,135	1,061,411	—	—	—	—
Société Sucrière de Pithiviers-le Vieil	—	—	—	—	—	—
Spotless Group Limited	—	—	413,520	1,683,615	(190,396)	—
T. Hasegawa Company, Limited	12,300	219,412	—	—	—	—
Tasman Farms	—	—	—	—	—	—

Total					$1,494,670	$924,421

(d)	Security for which there is less than three market makers.

(e)

Represents interest in a restricted security which has not been registered with the Securities and Exchange Commission under the Securities Act of 1933. Information concerning each restricted security holding on January 31, 2008 is shown below.

Security	Acquisition Date	Cost	Carrying Value Per Share/Principal

FINEL	7/14/1999	$9,152,131	$1.47
FINEL 9½% due 6/30/2017	6/22/2005	9,649,600	0.74
FINEL 9½% due 10/15/2017	10/11/2005	12,045,000	0.74
Fregaté SAS 2% Conv. Pfd. due 3/31/2013	4/30/2004	3,620,400	27.80
Hilti AG	11/30/2001	4,485,845	1,799.72

(f)	Securities valued in accordance with fair value procedures under the supervision of the Board of Trustees, representing 0.43% of net assets.

(g)	Inflation protected security.

(h)	Held through Financiere Bleue, LLC.

See Notes to Schedule of Investments.

First Eagle U.S. Value Fund
SCHEDULE OF INVESTMENTS
January 31, 2008
(unaudited)

Number of Shares		Cost (Note 1)	Value (Note 1)
	Common and Preferred Stocks-U.S. (57.99%)

	Consumer Discretionary (4.57%)
330,260	International Speedway Corporation, Class ‘A’	$16,387,537	$13,520,844
184,150	McDonald’s Corporation	5,026,152	9,861,233
129,710	Weyco Group, Inc.	2,262,417	3,891,300
70,000	Hampshire Group, Limited (a)	1,171,963	805,000
600	St. John Knits International Inc. (a)	18,600	18,675

		24,866,669	28,097,052

	Consumer Staples (1.21%)
168,915	Seneca Foods Corporation 0% Conv. Pfd. due 12/31/2049 (a)(c)	2,542,171	3,842,816
48,280	Seneca Foods Corporation, Class ‘A’ (a)	2,351,957	2,529,013
54,364	Anheuser-Busch Companies Inc.	726,614	1,098,370

		5,620,742	7,470,199

	Energy (9.12%)
196,340	Apache Corporation	13,222,585	18,738,690
119,928	ConocoPhillips Company	4,247,616	9,632,617
126,970	Murphy Oil Corporation	6,509,946	9,337,374
161,760	Helmerich & Payne, Inc.	4,793,133	6,344,227
144,080	San Juan Basin Royalty Trust	5,276,116	5,302,144
199,362	BJ Services Company	5,443,336	4,336,124
27,131	SEACOR Holdings Inc. (a)	2,047,306	2,392,954

		41,540,038	56,084,130

	Financials (1.12%)
39,440	Legg Mason, Inc.	2,842,602	2,839,680
49,620	Mercury General Corporation	2,712,236	2,386,226
34,120	American Express Company	1,501,134	1,682,798

		7,055,972	6,908,704

	Health Care (4.63%)
312,480	Johnson & Johnson	19,131,342	19,767,485
111,522	Covidien Limited	3,829,380	4,977,227
26,590	Wellpoint Inc. (a)	1,984,180	2,079,338
40,000	Dentsply International Inc.	580,150	1,652,400

		25,525,052	28,476,450

	Holding Companies (5.33%)
241	Berkshire Hathaway Inc., Class ‘A’ (a)	21,817,785	32,776,000

	Industrials (10.26%)
532,100	Cintas Corporation	19,765,471	17,463,522
1,239,695	Blount International, Inc. (a)	13,695,961	14,368,065
290,862	UniFirst Corporation	8,235,507	11,878,804
91,530	3M Company	7,508,151	7,290,365
165,270	Copart, Inc (a)	4,842,500	6,756,238
175,010	UTI Worldwide, Inc.	3,615,331	3,272,687
19,520	Alliant Techsystems (a)	2,242,233	2,066,192

		59,905,154	63,095,873

	Materials (0.58%)
484,470	Tronox Inc. Class ‘A’	5,166,266	3,536,631

	Media (4.99%)
473,085	Comcast Corporation-Special Class ‘A’ (a)	10,311,701	8,510,799
319,120	Getty Images, Inc. (a)	12,954,807	7,978,000

See Notes to Schedule of Investments.

336,742	Liberty Interactive (a)	5,856,746	5,357,565
102,830	CBS Corporation, Class ‘B’	2,969,115	2,590,288
14,554	Liberty Capital (a)	795,902	1,566,301
72,795	News Corporation, Class ‘A’	1,162,783	1,375,826
33,410	Viacom Inc. (a)	1,141,884	1,294,972
37,988	Clear Channel Communications, Inc.	1,147,587	1,166,611
48,812	New York Times Company, Class ‘A’	1,163,473	817,113

		37,503,998	30,657,475

	Paper and Forest Products (3.29%)
232,265	Plum Creek Timber Company, Inc.	7,737,211	9,697,064
168,900	Rayonier Inc.	5,603,666	7,147,848
63,970	Deltic Timber Corporation	3,104,935	3,413,439

		16,445,812	20,258,351

	Precious Metals (1.03%)
116,468	Newmont Mining Corporation Holding Company	5,194,147	6,328,871

	Real Estate (0.00%)
8,000	LandCo LLC (a)(b)(c)(d)	27,840	27,840

	Retail (6.75%)
241,934	Wal-Mart Stores, Inc.	10,923,749	12,309,602
176,540	Costco Wholesale Corporation	7,229,281	11,994,128
143,090	Tiffany & Company	4,845,079	5,709,291
148,686	Barnes & Noble, Inc.	5,094,860	5,047,890
121,510	The Home Depot Inc.	3,161,756	3,726,712
135,650	Dillard’s Inc., Class ‘A’	2,665,546	2,689,940

		33,920,271	41,477,563

	Technology and Telecommunications (3.23%)
228,375	Microsoft Corporation	5,124,793	7,445,025
149,870	Linear Technology Corporation	4,906,570	4,146,903
166,130	Intel Corporation	3,258,455	3,521,956
154,910	Maxim Integrated Products	4,590,001	3,045,531
73,955	Dell Inc. (a)	1,662,205	1,482,058
150,000	Sanmina-SCI Corporation (a)	306,315	235,500

		19,848,339	19,876,973

	Utilities (1.86%)
194,840	IDACORP, Inc.	6,265,544	6,359,578
88,100	CalEnergy Capital Trust 6½% Conv. Pfd.	3,778,988	4,184,750
40,000	Hawaiian Electric Industries, Inc.	845,477	899,200

		10,890,009	11,443,528

	Total Common and Preferred Stocks-U.S.	315,328,094	356,515,640

	Common Stocks-Non U.S. (4.95%)

	Canada (0.52%)
169,110	Franco-Nevada Corporation (a)(7)	2,585,908	3,203,320

	France (3.89%)
585,440	Sanofi-Aventis ADR (5)	23,933,180.00	23,938,642.00

	United Kingdom (0.53%)
90,110	Amdocs Limited (a)(10)	3,134,747.00	2,981,740.00
118,659	JZ Equity Partners, Plc (3)	236,450.00	287,834.00

		3,371,197	3,269,574

	Total Common Stocks-Non U.S.	29,890,285	30,411,536

Ounces

	Commodity (5.93%)
39,366	Gold bullion (a)	22,847,023	36,438,329

See Notes to Schedule of Investments.

Principal Amount

	Notes, and Bonds and Convertible Bonds (18.39%)

	U.S. Treasury Note (0.68%)
$3,959,538	U.S. Treasury Inflation Index Note 2 3/8% due 4/15/2011 (e)(4)	$4,100,995		$4,199,589

	U.S. Dollar Notes and Bonds (17.70%)
1,075,000	GATX Corporation 8 7/8% due 6/01/2009 (3)	1,056,000.00		1,134,293.00
500,000	American Standard Companies Inc. 8¼% due 6/01/2009 (6)	506,632.00		529,130.00
3,000,000	Pulte Homes, Inc. 4.875% due 7/15/2009 (1)	2,781,811.00		2,857,500.00
2,000,000	Pulte Homes, Inc. 6¼% due 2/15/2013 (1)	1,775,341.00		1,830,000.00
1,000,000	Briggs & Stratton Corporation 8 7/8% due 3/15/2011 (1)	1,026,328.00		1,065,000.00
8,000,000	Beazer Homes USA, Inc. 8 5/8 due 5/15/2011 (1)	6,583,966.00		6,040,000.00
6,814,000	Celestica Inc. 7 7/8% 7/01/2011 (10)	6,548,986.00		6,643,650.00
3,520,000	Celestica Inc. 7 5/8% 7/01/2013 (10)	3,284,543.00		3,326,400.00
18,300,000	Blount International Inc. 8 7/8% due 8/01/2012 (6)	18,568,634.00		18,071,250.00
9,681,000	Tronox Worldwide LLC 9½% due 12/01/2012 (7)	9,914,737.00		9,148,545.00
3,800,000	Sanmina-SCI Corporation 6¾% due 3/01/2013 (10)	3,282,042.00		3,306,000.00
2,000,000	Sanmina-SCI Corporation 8 1/8% due 3/01/2016 (10)	1,735,454.00		1,755,000.00
1,000,000	Texas Industries, Inc. 7¼% due 7/15/2013 (7)	1,000,000.00		965,000.00
12,786,000	Sirius Satellite Radio Inc. 9 5/8% due 8/01/2013 (8)	12,304,439.00		10,995,960.00
250,000	Jostens, Inc. 10¼% due 12/01/2013 (a)(1)	186,791.00		231,250.00
250,000	Elizabeth Arden Inc. 7¾% due 1/15/2014 (2)	250,000.00		239,375.00
814,345	Avis Budget Car Rental LLC 7 5/8% due 5/15/2014 (6)	798,075.00		753,269.00
6,862,000	Level 3 Financing, Inc. 9¼% due 11/01/2014 (10)	6,623,938.00		5,935,630.00
6,424,000	Yankee Acquisition Corporation 8½% due 2/15/2015 (1)	6,548,311.00		5,524,640.00
19,697,000	Yankee Acquisition Corporation 9¾% due 2/15/2017 (1)	19,741,788.00		16,151,540.00
8,808,000	Valassis Communications, Inc 8¼ due 3/01/2015 (8)	8,016,826.00		7,354,680.00
5,000,000	Lear Corporation 8¾% due 12/01/2016 (1)	4,721,500.00		4,475,000.00
600,000	Bausch & Lomb Inc. 7 1/8% due 8/01/2028 (5)	510,518.00		522,000.00

		117,766,660		108,855,112

	Total Notes, Bonds and Convertible Bonds	121,867,655		113,054,701

	Short-Term Investments (12.36%)
3,377,000	Air Liquide 4.18% due 2/04/2008	3,375,824		3,375,824
8,018,000	The Clorox Company 4.55% due 2/01/2008	8,018,000		8,018,000
10,000,000	The Clorox Company 4.35% due 2/07/2008	9,992,750		9,992,750
5,000,000	Genentech Inc. 3.25% due 2/08/2008	4,996,840		4,996,840
2,500,000	Hitachi Limited 4.2% due 2/11/2008	2,497,083		2,497,083
27,149,000	The Home Depot U.S.A. Inc. 3.4% due 2/01/2008	27,149,000		27,149,000
6,964,000	Vulcan Materials Company 4.3% due 2/07/2008	6,959,009		6,959,009
5,000,000	Vulcan Materials Company 3.25% due 2/11/2008	4,995,486		4,995,486
8,000,000	Vulcan Materials Company 3.78% due 2/19/2008	7,984,880		7,984,880

	Total Short-Term Investments	75,968,872		75,968,872

	Total Investments (99.60%)	$565,901,929	*	612,389,078

	Other assets in excess of liabilities (0.40%)			2,449,783

	Net assets (100.00%)			$614,838,861

*	At January 31, 2008 cost is substantially identical for both book and federal income tax purposes.

Sector/Industry Classifications

(1) Consumer Discretionary
(2) Consumer Staples
(3) Financials
(4) Government Issues
(5) Health Care
(6) Industrials
(7) Materials
(8) Media
(9) Real Estate

See Notes to Schedule of Investments.

(10) Technology and Telecommunications

(a)	Non-income producing security.

(b)

Represents interest in a restricted security which has not been registered with the Securities and Exchange Commission under the Securities Act of 1933. Information concerning each restricted security holding on January 31, 2008 is shown below.

(c)	Securities valued in accordance with fair value procedures under the supervision of the Board of Trustees, representing 0.63% of net assets.

(d)	Security for which there is less than three market makers.

(e)	Inflation protected security.

See Notes to Schedule of Investments.

FIRST EAGLE GOLD FUND
SCHEDULE OF INVESTMENTS
January 31, 2008
(unaudited)

Number of Shares		Cost (Note 1)	Value (Note 1)

	Common Stocks and Warrants (72.07%)
	Australia (12.48%)
2,219,140	Newcrest Mining Limited	$29,675,217	$69,518,912
17,928,675	Lihir Gold Limited (a)	21,334,280	59,815,098
1,850,800	Independence Group NL	8,497,001	12,382,776
2,690,234	Kingsgate Consolidated Limited (a)	9,860,009	11,170,966

		69,366,507	152,887,752

	Canada (30.21%)
1,486,274	Barrick Gold Corporation	41,978,159	76,528,248
2,598,122	Kinross Gold Corporation (a)	22,681,595	57,496,440
6,369,682	IAMGOLD Corporation	36,162,456	50,802,508
1,042,020	Goldcorp Inc.	29,297,244	38,783,984
2,046,209	Yamana Gold Inc.	23,982,805	33,965,784
2,029,350	Minefinders Corporation (a)	16,778,990	24,116,297
4,621,350	Aurizon Mines Limited (a)	6,761,828	18,429,191
2,819,290	Metallica Resources Inc. (a)	3,861,514	14,615,730
1,730,720	Dundee Precious Metals, Inc., Class ‘A’ (a)	12,392,490	10,697,836
1,326,000	Aurelian Resources Inc. (a)	8,591,431	10,575,744
1,275,580	Gammon Gold Inc. (a)	10,530,849	8,876,475
127,173	Agnico-Eagle Mines Limited	1,104,231	8,059,805
1,798,480	Richmont Mines, Inc. (a)(c)	5,783,406	5,863,147
308,130	Franco-Nevada Corporation (a)	4,902,481	5,836,668
469,580	NovaGold Resources Inc.	4,643,775	5,367,299

		229,453,254	370,015,156

	Mexico (4.17%)
2,213,750	Industrias Peñoles, SAB de C.V.	6,297,860	51,091,255

	South Africa (15.83%)
1,569,710	Randgold Resources Limited ADR	28,215,528	74,890,864
3,302,400	Gold Fields Limited ADR	49,004,311	49,635,072
881,790	AngloGold Ashanti Limited ADR	32,566,933	36,656,010
3,243,370	Harmony Gold Mining Company Limited ADR (a)	35,590,644	32,725,603

		145,377,416	193,907,549

	United States (9.38%)
1,391,207	Newmont Mining Corporation Holding Company	58,218,989	75,598,188
1,309,301	Royal Gold, Inc.	28,128,756	39,357,588
400,000	Canyon Resources Corporation warrants exp 12/01/2008 (a)(b)(d)(e)	—	—

		86,347,745	114,955,776

	Total Common Stocks and Warrants	536,842,782	882,857,488

Ounces

Commodity (26.07%)
344,969	Gold bullion (a)	151,703,605	319,313,241

See Notes to Schedule of Investments.

Principal Amount

	Short-Term Investment (1.83%)
$22,382,000	The Home Depot U.S.A. Inc. 3.4% due 2/01/2008	22,382,000		22,382,000

	Total Short-Term Investment	22,382,000		22,382,000

	Total Investments (99.97%)	$710,928,387	*	1,224,552,729

	Other assets in excess of liabilities (0.03%)			428,426

	Net Assets (100.00%)			$1,224,981,155

*	At January 31, 2008 cost is substantially identical for both book and federal income tax purposes.

(a)	Non-income producing security/commodity.

(b)

All or a portion of this security is exempt from registration under the Securities Act of 1933. Rule 144A securities may only be sold to qualified institutional buyers pursuant to Rule 144A under the Securities Act of 1933.

(c)

Affiliate as defined by the Investment Company Act of 1940. An affiliate is defined as a company in which the Fund directly or indirectly owns, controls, or holds power to vote 5% or more of the outstanding voting securities.

Following is a summary of transactions with each such affiliate for the nine months ended January 31, 2008.

	Purchases
Affiliate	Shares	Cost

Richmont Mines, Inc.	1,798,480	$5,783,406

(d)	Security for which there is less than three market makers.

(e)	Securities valued in accordance with fair value procedures under the supervision of the Board of Trustees, representing 0.00% of net assets.

See Notes to Schedule of Investments.

FIRST EAGLE FUND OF AMERICA
SCHEDULE OF INVESTMENTS
January 31, 2008
(unaudited)

Number of Shares		Cost (Note 1)	Value (Note 1)

	Common and Preferred Stocks - U.S. (88.30%)

	Biotechnology (3.30%)
484,520	Amgen Inc. (a)	$26,070,019	$22,573,787
242,280	PDL BioPharma, Inc. (a)	4,433,740	3,617,240
109,491	Isolagen Inc. (a)	223,362	78,834

		30,727,121	26,269,861

	Consumer Discretionary (10.82%)
428,990	The Stanley Works	20,883,996	22,032,926
415,520	Autoliv Inc.	18,067,047	20,755,224
897,920	The DIRECTV Group, Inc. (a)	21,402,141	20,275,034
121,830	Whirlpool Corporation	10,670,186	10,368,951
173,553	WABCO Holdings Inc.	6,349,269	6,992,450
296,290	Domino’s Pizza Inc.	6,247,634	4,032,507
43,710	Harley-Davidson, Inc.	2,253,889	1,773,752

		85,874,162	86,230,844

	Consumer Staples (2.19%)
517,390	Dean Foods Company	11,794,114	14,486,920
141,940	Treehouse Foods Inc. (a)	2,978,566	2,962,288

		14,772,680	17,449,208

	Energy (16.81%)
713,670	Teekay Corporation	30,376,147	33,756,591
377,550	Devon Energy Corporation (c)	24,196,543	32,084,199
478,800	Halliburton Company (c)	15,511,678	15,881,796
591,460	Denbury Resources Inc. (c)	10,221,663	14,963,938
248,790	Grant Prideco Inc. (a)	10,935,557	12,384,766
350,620	Dresser-Rand Group Inc. (a)(c)	12,069,179	11,114,654
215,080	Atlas America Inc.	8,061,316	11,014,247
118,730	Teekay Tankers Limited, Class ‘A’ (a)	2,370,176	2,255,870
22,300	Teekay Offshore Partners LP	468,300	517,360

		114,210,559	133,973,421

	Health Care Services (10.58%)
587,400	Baxter International Inc.	23,440,861	35,678,676
395,400	Edwards Lifesciences Corporation (a)	16,363,221	18,295,158
791,640	HealthSouth Corporation (a)	19,523,294	13,473,713
218,290	Chemed Corporation	11,963,992	11,182,997
643,290	Odyssey Healthcare, Inc. (a)	6,380,896	5,667,385
67,777	Assistive Technology Inc. Ser. E-1 (a)(b)(d)(e)	883,921	—
51,966	Assistive Technology Inc. Ser. E-2 (a)(b)(d)(e)	500,000	—
26,057	Assistive Technology Inc. Ser. F Pfd. (a)(b)(d)(e)	342,000	—

		79,398,185	84,297,929

	Industrials (12.25%)
363,700	General Dynamics Corporation (c)	20,579,243	30,718,102
833,900	DynCorp International Inc. (a)(c)	10,898,848	17,153,323
466,380	J.B. Hunt Transport Services, Inc.	12,723,949	14,504,418
119,400	Precision Castparts Corporation (c)	5,470,754	13,587,720
300,610	WESCO International Inc. (a)	16,750,405	12,697,766
124,860	Armstrong World Industries Inc. (a)	5,095,561	4,583,611
110,590	Tyco International Limited	3,029,564	4,352,822

		74,548,324	97,597,762

See Notes to Schedule of Investments.

	Information Technology (10.00%)
420,640	DST Systems Inc. (a)	22,067,695	30,075,760
838,700	Agilent Technologies Inc. (a)	25,128,780	28,440,317
2,401,008	LSI Corporation (a)	19,703,201	12,533,262
398,090	Brooks Automation, Inc. (a)	5,021,403	4,892,526
186,050	SAVVIS, Inc. (a)	3,992,447	3,758,210

		75,913,526	79,700,075

	Materials (14.95%)
265,030	Praxair, Inc. (c)	18,641,271	21,443,577
874,520	Crown Holdings Inc. (a)	15,848,464	21,443,230
272,070	Eastman Chemical Company (c)	16,678,623	17,975,665
359,810	Ball Corporation	10,899,915	16,511,681
441,050	Celanese Corporation, Series ‘A’ (c)	17,194,496	16,398,239
405,860	Eagle Materials Inc.	17,144,686	15,300,922
410,050	McMoRan Exploration Company (a)	5,061,081	6,454,187
40,700	Freeport-McMoRan Copper & Gold Inc., Class ‘B’	2,928,609	3,623,521

		104,397,145	119,151,022

	Pharmaceuticals (3.92%)
1,377,740	Millennium Pharmaceuticals Inc. (a)(c)	14,388,501	20,900,316
782,765	Enzon Pharmaceuticals, Inc. (a)	6,992,793	6,551,743
331,740	Valeant Pharmaceuticals International (a)	3,981,682	3,755,297

		25,362,976	31,207,356

	Telecommunication Services (3.48%)
315,650	Leap Wireless International Inc. (a)	13,541,371	13,052,128
361,670	Global Crossing Limited (a)(c)	7,793,290	7,783,138
155,670	Rural Cellular Corporation, Class ‘A’ (a)	1,862,561	6,872,830

		23,197,222	27,708,096

	Total Common and Preferred Stocks—U.S.	628,401,900	703,585,574

	Common Stocks — Non U.S. (5.35%)

	Canada (2.88%)
3,641,070	UTS Energy Corporation (1)(a)	19,671,647	19,311,592
214,900	MDS Inc. (2)(a)	3,896,934	3,625,363

		23,568,581	22,936,955

	Singapore (0.65%)
248,700	Verigy Limited (3)(a)	4,437,322	5,192,856

	United Kingdom (1.82%)
268,830	Shire Plc ADR (2)	6,985,359	14,476,496

	Total Common Stock — Non U.S.	34,991,262	42,606,307

	Warrants - U.S. (0.00%)
9,873	Assistive Technology Inc. (a)(b)(d)(e)(2)	382	—
37,234	Assistive Technology Inc. Ser. E-1 (a)(b)(d)(e)(2)	—	—
1,470,588	Regen Biologics Inc. (a)(d)(e)(f)(2)	—	—

	Total Warrants - U.S.	382	—

	Total Investment Portfolio Excluding Options Written	663,393,544	746,191,881

Contracts

	Covered Call Options Written (-0.39%)
542	Celanese Corporation, Series ‘A’ @ $40 exp. Feb 2008		(32,520)
479	Denbury Resources Inc. @ $27.50 exp. Mar 2008		(52,690)
372	Denbury Resources Inc. @ $25 exp. Mar 2008		(74,400)
392	Devon Energy Corporation @ $90 exp. Feb 2008		(31,360)
76	Devon Energy Corporation @ $85 exp. Feb 2008		(20,900)
548	Devon Energy Corporation @ $80 exp. Feb 2008		(224,680)
1,275	Dresser-Rand Group Inc. @ $35 exp. Mar 2008		(111,563)
990	DynCorp International Inc. @ $22.50 exp. Mar 2008		(81,675)
138	Eastman Chemical Company @ $60 exp. Feb 2008		(64,860)
246	Eastman Chemical Company @ $65 exp. Feb 2008		(57,810)
363	Eastman Chemical Company @ $65 exp. Mar 2008		(116,160)
610	General Dynamics Corporation @ $80 exp. Feb 2008		(317,200)
441	Global Crossing Limited @ $20 exp. Mar 2008		(127,890)

See Notes to Schedule of Investments.

97	Halliburton Company @ $37.50 exp. Feb 2008			(727)
288	Halliburton Company @ $35 exp. Feb 2008			(7,200)
1,425	Millennium Pharmaceuticals Inc. @ $15 exp. Feb 2008			(103,312)
387	Millennium Pharmaceuticals Inc. @ $12.50 exp. Feb 2008			(105,458)
186	Praxair, Inc. @ $85 exp. Feb 2008			(14,880)
806	Praxair, Inc. @ $75 exp. Feb 2008			(523,900)
1,045	Precision Castparts Corporation @ $105 exp. Mar 2008			(1,045,000)

	Total Covered Call Options Written (premium received $7,703,059)			(3,114,185)

	Total Investment Portfolio (93.26%)	$655,690,485	*	743,077,696

	Other assets in excess of liabilities (6.74%)			53,707,159

	Net Assets (100.00%)			$796,784,855

*	At January 31, 2008 cost is substantially identical for both book and federal income tax purposes.

Sector/Industry Classification

(1) Energy
(2) Health Care Services
(3) Information Technology

(a)	Non-income producing security.

(b)

Restricted security priced at fair value by the Valuation Committee of the Board of Trustees. Represents ownership interest in a security which has not been registered with the Securities and Exchange Commission under the Securities Act of 1933. Information concerning each restricted security holding on January 31, 2008 is shown below:

Security	Acquisition Date	Cost	Carrying Value Per Share/Principal

Assistive Technology Inc. Ser. E-1	10/31/1995	$883,921	—

Assistive Technology Inc. Ser. E-2	12/19/1996	500,000	—

Assistive Technology Inc. Ser. F Pfd.	12/07/2001	342,000	—

Assistive Technology Inc. Warrants	10/21/1998	382	—

Assistive Technology Inc. Ser. E-1 Warrants	10/21/1998	—	—

(c)	At January 31, 2008, all or a portion of this security was segregated to cover collateral requirement for options.

(d)	Security for which there is less than three market makers.

(e)	Securities valued in accordance with the fair value procedures under the supervision of the Board of Trustees, representing 0.00% of net assets

(f)	All or a portion of the security is exempt from registration under the Securities Act of 1933.

See Notes to Schedule of Investments.

FIRST EAGLE FUNDS

NOTES TO SCHEDULES OF INVESTMENTS (Unaudited)

First Eagle Funds (the “Trust”), is an open-end management investment company registered under the Investment Company Act of 1940, as amended (“1940 Act”). The Trust consists of five separate portfolios, First Eagle Global Fund, First Eagle Overseas Fund, First Eagle U.S. Value Fund, First Eagle Gold Fund and First Eagle Fund of America (each individually a “Fund” or collectively the “Funds”). All the Funds are diversified mutual funds except for First Eagle Gold Fund and First Eagle Fund of America, which are non-diversified. The Trust is a Delaware statutory trust and was until April 23, 2004 a Maryland corporation operating under the name First Eagle Funds, Inc. (First Eagle SoGen Funds, Inc. prior to December 31, 2002). First Eagle Fund of America, previously a portfolio of a separate Delaware statutory trust, was reorganized as a portfolio of the Trust effective December 31, 2002. The First Eagle Global Fund seeks long-term growth of capital by investing in a wide range of asset classes from markets in the United States and around the world. The First Eagle Overseas Fund seeks long-term growth of capital by investing primarily in equities issued by non-U.S. corporations. The First Eagle U.S. Value Fund seeks long-term growth of capital by investing primarily in equities issued by U.S. corporations. The First Eagle Gold Fund’s investment objective is to provide exposure to the investment characteristics of gold and, to a limited extent, other precious metals. The First Eagle Fund of America is a U.S. equity fund with a unique event-driven bias that seeks capital appreciation.

The following is a summary of significant accounting policies adhered to by the Funds and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

Investment valuation— Each Fund computes its net asset value once daily as of the close of trading on each day the New York Stock Exchange (“NYSE”) is open for trading. The net asset value per share is computed by dividing the total current value of the assets of a Fund, less its liabilities, by the total number of shares outstanding at the time of such computation.

A portfolio investment (including an option), other than a bond, which is traded on a U.S. national securities exchange or a securities exchange abroad is normally valued at the price of the last sale on the exchange as of the close of business on the date on which assets are valued. If there are no sales on such date, such portfolio securities will be valued at the mean between the closing bid and asked prices (and if there is only a bid or only an asked price on such date, valuation will be at such bid or asked price for long or short positions, respectively price). Securities, other than bonds, traded in the over-the-counter market are valued at the mean between the last bid and asked prices prior to the time of valuation (and if there is only a bid or only an asked price on such date, valuation will be at such bid or asked price for long or short positions, respectively price), except if such unlisted security is traded on the NASDAQ in which case it is valued at its last sale price (or, if available in the case of NASDAQ securities, the NASDAQ Official Closing Price (“NOCP”)).

Commodities (such as physical metals) are valued at the spot price at the time trading on the New York Stock Exchange closes (normally 4:00 pm E.S.T). Forward currency contracts are valued at the current cost of covering or offsetting such contracts.

All bonds, whether listed on an exchange or traded in the over-the-counter market (and except for short-term investments as described in the next sentence), for which market quotations are readily available are valued at the mean between the last bid and asked prices received from dealers in the over-the-counter market in the United States or abroad, except that when no asked price is available, bonds are valued at the last bid price alone. Short-term investments maturing in sixty days or less are valued at cost plus interest earned (or discount amortized, as the case may be), which is deemed to approximate value.

London closing exchange rates typically are used to convert foreign security prices into U.S. dollars. Any security that is listed or traded on more than one exchange (or traded in multiple markets) is valued at the relevant quotation on the exchange or market deemed to be the primary trading venue for that security. In the absence of such a quotation, a quotation from the exchange or market deemed by the Adviser to be the secondary trading venue for the particular security shall be used. The Funds use pricing services to identify the market prices of publicly trade securities in its portfolio. When market prices are determined to be “stale” as a result of limited market activity for a particular holding, or in other circumstances when market prices are unavailable, such as for private placements, or determined to be unreliable for a particular holding, such holdings may be “fair valued” in accordance with procedures approved by the Board of Trustees (“Board”). Additionally, with respect to foreign holdings, specifically in circumstances leading the Adviser to believe that significant events occurring after the close of a foreign market have materially affected the value of the Fund’s holdings in that market, such holdings may be fair valued to reflect the events in accordance with procedures approved by the Board. The determination of whether a particular foreign investment should be fair valued will be based on review of a number of factors, including developments in foreign markets, the performance of U.S. securities markets, and security-specific events. The values assigned to a Fund’s holdings therefore may differ on occasion from reported market values.

Item 2. Controls and Procedures.

a)

The Registrant’s Principal Executive Officer and Principal Financial Officer concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) were effective as of a date within 90 days prior to the filing date of this report (the “Evaluation Date”), based on their evaluation of the effectiveness of the Registrant’s disclosure controls and procedures as of the Evaluation Date.

b)

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a) Certification of Principal Executive Officer and Principal Financial Officer of the Registrant as required by Rule 30a–2(a) under the Investment Company Act (17 CFR 270.30a –2(a)) is attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

First Eagle Funds
 By \s\ Robert Bruno
Robert Bruno, Chief Operations and Financial Officer

Date: March 19, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By \s\ Robert Bruno
Robert Bruno, Chief Operations and Financial Officer	Date: March 19, 2008

\s\ John P. Arnhold
John P. Arnhold, President	Date: March 19, 2008